ETFMG Treatments, Testing and Advancements ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.5%
Canada - 4.6%
Biotechnology - 1.5% (d)
Arbutus Biopharma Corp. (a)	28,451	$86,207
IMV, Inc. (a)(b)	19,786	43,133
VBI Vaccines, Inc. (a)(b)	149,945	502,316
XBiotech, Inc. (a)(b)	8,846	146,490
Total Biotechnology		778,146
Life Sciences Tools & Services - 3.1%
AbCellera Biologics, Inc. (a)(b)	79,972	1,759,384
Total Canada		2,537,530

Cayman Islands - 7.2%
Biotechnology - 7.2% (d)
I-Mab - ADR (a)	22,199	1,863,606
Zai Lab, Ltd. - ADR (a)	12,244	2,167,066
Total Biotechnology		4,030,672

Denmark - 0.1%
Biotechnology - 0.1% (d)
Evaxion Biotech A/S - ADR (a)(b)	5,662	42,805

France - 0.7%
Pharmaceuticals - 0.7%
Sanofi - ADR	6,936	365,250

Germany - 6.0%
Biotechnology - 6.0% (d)
BioNTech SE - ADR (a)(b)	14,943	3,345,438

Japan - 0.7%
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co., Ltd. - ADR (a)	21,703	365,261

Netherlands - 3.8%
Biotechnology - 3.8% (d)
CureVac NV (a)(b)	28,345	2,082,791
InflaRx NV (a)	12,931	38,405
Total Biotechnology		2,121,196

United Kingdom - 5.2%
Biotechnology - 1.2% (d)
Immunocore Holdings PLC - ADR (a)	13,162	513,976
Vaccitech PLC - ADR (a)	10,113	169,696
Total Biotechnology		683,672
Health Care Equipment & Supplies - 2.6%
Ortho Clinical Diagnostics Holdings PLC (a)	69,307	1,483,863
Pharmaceuticals - 1.4%
AstraZeneca PLC - ADR (b)	6,400	383,360
GlaxoSmithKline PLC - ADR (b)	9,302	370,406
Total Pharmaceuticals		753,766
Total United Kingdom		2,921,301

United States - 71.2%
Biotechnology - 39.1% (d)
AbbVie, Inc.	3,211	361,687
Alexion Pharmaceuticals, Inc. (a)	2,048	376,238
Aligos Therapeutics, Inc. (a)	11,254	229,413
Alnylam Pharmaceuticals, Inc. (a)	14,624	2,479,060
Arcturus Therapeutics Holdings, Inc. (a)	7,763	262,700
Assembly Biosciences, Inc. (a)	11,848	45,970
Athersys, Inc. (a)(b)	65,549	94,391
BioCryst Pharmaceuticals, Inc. (a)(b)	52,412	828,634
CEL-SCI Corp. (a)(b)	12,067	104,742
Chimerix, Inc. (a)	25,428	203,424
Codiak Biosciences, Inc. (a)	6,503	120,501
ContraFect Corp. (a)	11,623	51,141
Cue Biopharma, Inc. (a)	9,268	107,972
Dicerna Pharmaceuticals, Inc. (a)	22,682	846,492
Dynavax Technologies Corp. (a)(b)	33,799	332,920
Emergent BioSolutions, Inc. (a)	15,805	995,557
Enanta Pharmaceuticals, Inc. (a)	5,957	262,168
Enochian Biosciences, Inc. (a)(b)	14,099	70,072
Gilead Sciences, Inc.	5,420	373,221
Hookipa Pharma, Inc. (a)	8,788	80,498
iBio, Inc. (a)(b)	64,257	97,028
ImmunityBio, Inc. (a)(b)	113,763	1,624,536
Immunome, Inc. (a)	3,471	60,048
Inovio Pharmaceuticals, Inc. (a)(b)	61,764	572,552
Moderna, Inc. (a)	16,564	3,892,208
Novavax, Inc. (a)	12,442	2,641,560
OPKO Health, Inc. (a)(b)	197,656	800,507
PhaseBio Pharmaceuticals, Inc. (a)	14,179	52,746
Regeneron Pharmaceuticals, Inc. (a)	712	397,680
Silverback Therapeutics, Inc. (a)	10,295	318,013
SQZ Biotechnologies Co. (a)	8,224	118,837
Tonix Pharmaceuticals Holding Corp. (a)	97,119	107,802
Translate Bio, Inc. (a)	22,190	611,113
Vaxart, Inc. (a)(b)	36,071	270,172
Vaxcyte, Inc. (a)(b)	15,155	341,139
Vir Biotechnology, Inc. (a)(b)	38,359	1,813,614
Total Biotechnology		21,946,356
Health Care Equipment & Supplies - 5.6%
Abbott Laboratories	3,302	382,801
Co-Diagnostics, Inc. (a)(b)	8,456	69,762
Hologic, Inc. (a)	5,915	394,649
Lucira Health, Inc. (a)(b)	11,380	75,563
Meridian Bioscience, Inc. (a)	12,780	283,460
OraSure Technologies, Inc. (a)	21,224	215,211
Quidel Corp. (a)(b)	12,550	1,607,906
Talis Biomedical Corp. (a)(b)	7,561	83,398
Total Health Care Equipment & Supplies		3,112,750
Health Care Providers & Services - 11.5%
Enzo Biochem, Inc. (a)	14,225	45,093
Fulgent Genetics, Inc. (a)(b)	8,611	794,193
Laboratory Corp. of America Holdings (a)	12,221	3,371,163
Quest Diagnostics, Inc.	16,865	2,225,674
Total Health Care Providers & Services		6,436,123
Life Sciences Tools & Services - 10.3%
Adaptive Biotechnologies Corp. (a)	41,385	1,690,991
Bio-Rad Laboratories, Inc. - Class A (a)	5,576	3,592,561
Luminex Corp. (b)	13,956	513,581
Total Life Sciences Tools & Services		5,797,133
Pharmaceuticals - 4.7%
Atea Pharmaceuticals, Inc. (a)(b)	24,403	524,176
Bristol-Myers Squibb Co.	5,559	371,452
CorMedix, Inc. (a)	11,235	77,072
Eli Lilly and Co.	1,778	408,087
Johnson & Johnson	2,170	357,486
Merck & Co., Inc.	4,875	379,129
Paratek Pharmaceuticals, Inc. (a)	13,844	94,416
Pfizer, Inc.	9,240	361,838
SIGA Technologies, Inc. (a)	22,432	140,873
Total Pharmaceuticals		2,714,529
Total United States		40,006,891
TOTAL COMMON STOCKS (Cost $50,445,968)		55,736,344

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 25.6%
ETFMG Sit Ultra Short ETF (e)	25,000	1,243,750
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	13,111,520	13,111,520
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $14,355,495)		14,355,270

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	239,709	239,709
TOTAL SHORT-TERM INVESTMENTS (Cost $239,709)		239,709

Total Investments (Cost $65,041,172) - 125.5%		70,331,323
Liabilities in Excess of Other Assets - (25.5)%		(14,276,141)
TOTAL NET ASSETS - 100.0%		$56,055,182

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2021.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(d)	As of June 30, 2021 the Fund had a significant portion of its assets in the Biotechnology Industry.
(e)	Affiliated security. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
ETFMG Sit Ultra Short ETF	$1,244,625	$-	$-	$-	$(875)	$1,243,750	$-	25,000

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$55,736,344	$-	$-	$55,736,344
Short-Term Investments	239,709	-	-	239,709
ETFMG Sit Ultra Short ETF**	1,243,750	-	-	1,243,750
Investments Purchased with Securities Lending Collateral*	-	-	-	13,111,520
Total Investments in Securities	$57,219,803	$-	$-	$70,331,323

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.